Subsequent Event	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Note 8 - Subsequent Event

On April 13, 2016, the Company acquired an 4% interest in the thoroughbred Sheza Superstar for $2,048. Sheza Superstar is managed by Dare To Dream Stables.

On May 11, 2016, the Company acquired a 4% interest in the thoroughbred Tsunami for $2,620. Tsunami is managed by Dare To Dream Stables.

On June 24, 2016, the Company acquired majority interest in Mr. Ability for $51,590. Mr. Ability is managed by Radley Equine.

In May 2016, the Company obtained its California Horse Racing Board license to own and race thoroughbreds in California.

Subsequent to March 31, 2016, 10,000,000 shares of Series B Preferred Stock were issued to our CEO.